SUBSEQUENT EVENTS (Details) - USD ($)	Aug. 05, 2022	Jul. 12, 2022	Sep. 30, 2022	Dec. 31, 2021	Aug. 13, 2021	Aug. 10, 2021	Mar. 04, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
Cash		$ 15,000,000
Common Stock, Shares, Issued	6,255,848
Common Stock, Shares, Outstanding	6,255,848					3,162,500	2,875,000
Common shares, par value, (per share)			$ 0.0001	$ 0.0001				$ 0.0001
Cash held in trust account			$ 31,995,703	$ 128,421,215
Amend Charter and Investment Management Trust Agreement
SUBSEQUENT EVENTS
Period of extension of combination period	1 month
Common Stock, Shares, Issued	15,812,500
Common Stock, Shares, Outstanding	15,812,500
Ownership percentage	71.66%
Common shares, par value, (per share)	$ 0.0001
Cash held in trust account	$ 200,000
Redemption of shares	9,556,652
Percentage of common stock shares	60.44%
Amount of distribution from Trust Account to redeeming Stockholders	$ 97,194,950
Cash in the Trust Account	$ 31,460,579
IPO
SUBSEQUENT EVENTS
Common shares, par value, (per share)					$ 0.0001
IPO | Amend Charter and Investment Management Trust Agreement
SUBSEQUENT EVENTS
Percentage of common stock shares	75.55%